Sharon Tomko
Talcott Resolution Law Group
1 Griffin Road North
Windsor, CT 06095-1512
860-547-4416
sharon.tomko@thehartford.com

June 29, 2018

Securities and Exchange Commission 100 F. Street, N.E.
Washington, D.C. 20549-8629
Attn: Division of Investment Management Re:    See Exhibit “A” attached
Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.
The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrants, under paragraph (c) under this section did not differ from that contained in the Registrants’ most recent post-effective amendment; and

2.	The text of the Registrant's most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on June 28, 2018.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 547-4416. Very truly yours,
/s/ Sharon Tomko

Sharon Tomko
PM, Registered Product Filings

Exhibit A

Talcott Resolution Life and Annuity Insurance Company Separate Account One (“Registrant”)
File No. 333-101924    Director VIII/VIIIR
Wells Fargo Director II/IIR
Director Preferred II/IIR
File No. 333-105259    Director Epic I/IR
File No. 333-101935    Director Access II/IIR
Director Choice Access II/IIR
File No. 333-101939    The Director Edge II/IIR
File No. 333-101945    The Director Plus II/IIR
Director Preferred Plus II/IIR
File No. 333-105255    The Director Epic Plus I/IR
File No. 333-101951    The Director Outlook II/IIR
Director Select Outlook II/IIR
Wells Fargo Director Outlook II/IIR
Director Preferred Outlook II/IIR
File No. 333-105267    The Director Epic Outlook I/IR
File No. 333-69487    Director VII/VIIR
The Director Select II/IIR
The Director Solution I/IR
File No. 333-45303    Director Access I/IR
File No. 333-66345    The Director Edge I/IR
File No. 333-91933    The Director Plus I/IR
The Director Select Plus I/IR
The Director Preferred Plus I/IR
File No. 333-39620    The Director Outlook I/IR
Director Select Outlook I/IR
Director Elite Outlook I/IR
The Director Solution Outlook I/IR
Director Preferred I/IR
Wells Fargo Director Outlook I/IR
File No. 333-95781    Director Vision I/IR
File No. 033-73568    The Director VI
The Director Select I
File No. 033-56790    The Director IV-V

Talcott Resolution Life Insurance Company Separate Account Two (“Registrant”)
File No. 333-101923    Director VIII/VIIIR
First Horizon Director II
The BB&T Director Series III/IIIR
AmSouth VA Series III/IIIR
The Director Select Series III/IIIR
The Director Choice III/IIIR
The Huntington Director II/IIR
Fifth Third Director II/IIR
Wells Fargo Director II/IIR
Director Ultra
Director Preferred II/IIR
File No. 333-105252    Director Epic I/IR
File No. 333-101931    Nations III/IIIR
File No. 333-101935    Director Access II/IIR
File No. 333-101938    The Director Edge II/IIR
File No. 333-101944    The Director Plus II/IIR
AmSouth Variable Annuity Plus II/IIR
Director Select Plus II/IIR
File No. 333-101950    The Director Outlook II/IIR
BB&T Director Outlook II/IIR

AmSouth VA Outlook II/IIR
Director Select Outlook II/IIR
Huntington Director Outlook II/IIR
Classic Director Outlook II/IIR
Wells Fargo Director Outlook II/IIR
File No. 333-105266    The Director Epic Outlook I/IR
File No. 333-69485    Director VII/VIIR
NatCity Director
First Horizon Director
The BB&T Director II/IIR
AmSouth VA II/IIR
The Director Select II/IIR
The Huntington Director I/IR
The Director Solution I/IR
Director Preferred I/IR
The Wachovia Director I/IR
Fifth Third Director I/IR
Director Classic I/IR
File No. 333-69489    Nations II/IIR
File No. 333-45301    Director Access I/IR
Director Choice Access I/IR
File No. 333-66343    The Director Edge I/IR
File No. 333-91925    The Director Plus I/IR
AmSouth VA Plus I/IR
The Director Select Plus I/IR
The Director Preferred Plus I/IR
Director Elite Plus I/IR
The Director Solution Plus I/IR
File No. 333-39612    The Director Outlook I/IR
BB&T Director Outlook I/IR
AmSouth VA Outlook I/IR
Director Select Outlook I/IR
Huntington Director Outlook I/IR
Director Elite Outlook I/IR
The Director Solution Outlook I/IR
Classic Director Outlook I/IR
File No. 033-73570    The Director VI
The BB&T Director I
AmSouth Variable Annuity I
The Director Select I
The Director Choice I
File No. 333-41213    Nations I/IR
File No. 033-19945    The Director I
File No. 033-06952    The Director II-V

Talcott Resolution Life Insurance Company Separate Account Three (“Registrant”)
File No. 333-35000    Select Leaders I/IR
File No. 333-69493    Select Dimensions II/IIR
File No. 333-52711    Select Dimensions Asset Manager I/IR
File No. 033-80738    Select Dimensions I/IR

Talcott Resolution Life and Annuity Insurance Company Separate Account Three (“Registrant”)
File No. 333-34998    Select Leaders I/IR
File No. 333-69491    Select Dimensions II/IIR
File No. 333-52707    Select Dimensions Asset Manager I/IR
File No. 033-80732    Select Dimensions I/IR

Talcott Resolution Life and Annuity Insurance Company Separate Account Six (“Registrant”)
File No. 033-86330    Pathmaker

Talcott Resolution Life Insurance Company Separate Account Seven (“Registrant”)
File No. 333-104356    Leaders Epic I/IR
File No. 333-105254    Leaders Epic Plus I/IR
File No. 333-105270    Leaders Epic Outlook I/IR
File No. 333-69475    Leaders I/IR
Leaders Solution I/IR
Leaders Elite I/IR
Director Focus I/IR
File No. 333-70153    Leaders Access I/IR
File No. 333-68463    Leaders Edge I/IR
File No. 333-91927    Leaders Plus I/IR
Leaders Elite Plus I/IR
Leaders Solution Plus I/IR
File No. 333-40414    Leaders Outlook I/IR
Leaders Elite Outlook I/IR
Leaders Solution Outlook I/IR
Huntington Leaders Outlook I/IR
Classic Leaders Outlook I/IR
Nations Outlook Variable Annuity I/IR

Talcott Resolution Life and Annuity Insurance Company Separate Account Seven (“Registrant”)
File No. 333-104357    Leaders Epic I/IR
File No. 333-105256    Leaders Epic Plus I/IR
File No. 333-105272    Leaders Epic Outlook I/IR
File No. 333-76419    Leaders I/IR
Leaders Solution I/IR
File No. 333-76425    Leaders Access I/IR
File No. 333-76423    Leaders Edge I/IR
File No. 333-91921    Leaders Plus I/IR
Leaders Solution Plus I/IR
File No. 333-40410    Leaders Outlook I/IR
Leaders Elite Outlook I/IR
Leaders Solution Outlook I/IR
File No. 333-95785    Leaders Vision I/IR

Talcott Resolution Life Insurance Company Separate Account Ten (“Registrant”)
File No. 333-101925    Putnam Capital Manager VIII/VIIIR
File No. 333-101929    Putnam Capital Access II/IIR
File No. 333-101940    Putnam Capital Manager Edge III/IIIR
File No. 333-101946    Putnam Capital Manager Plus II/IIR
File No. 333-101952    Putnam Capital Manager Outlook II/IIR
File No. 333-69439    Putnam Capital Manager VI/VIR
Putnam Capital Manager VII
Putnam Asset Manager I/IR
File No. 333-50467    Putnam Capital Access I/IR
File No. 333-66939    Putnam Capital Manager Edge I/IR
Putnam Capital Manager Edge II
File No. 333-91929    Putnam Capital Manager Plus I/IR
File No. 333-39604    Putnam Capital Manager Outlook I/IR
File No. 033-73566    Putnam Capital Manager V
File No. 033-17207    Putnam Capital Manager I-IV

Talcott Resolution Life and Annuity Insurance Company Separate Account Ten (“Registrant”)
File No. 333-101926    Putnam Capital Manager VIII/VIIIR
File No. 333-101930    Putnam Capital Access II/IIR

File No. 333-101941    Putnam Capital Manager Edge III/IIIR
File No. 333-101947    Putnam Capital Manager Plus II/IIR
File No. 333-101953    Putnam Capital Manager Outlook II/IIR
File No. 333-69429    Putnam Capital Manager VI/VIR
Putnam Capital Manager VII
File No. 333-50465    Putnam Capital Access I/IR
File No. 333-66935    Putnam Capital Manager Edge I/IR
Putnam Capital Manager Edge II
File No. 333-91931    Putnam Capital Manager Plus I/IR
File No. 333-39608    Putnam Capital Manager Outlook I/IR
File No. 033-73572    Putnam Capital Manager V
File No. 033-60702    Putnam Capital Manager III-IV